Quarterly Holdings Report
for
Fidelity® Total Emerging Markets Fund
January 31, 2024
TEK-NPRT1-0324
1.931232.112
Common Stocks - 67.6%
	Shares	Value ($)
Brazil - 5.4%
Cury Construtora e Incorporado SA	16,600	61,985
Cyrela Brazil Realty SA	11,300	50,999
Dexco SA	212,643	332,201
ENGIE Brasil Energia SA	32,600	267,017
Equatorial Energia SA	70,915	507,129
Hapvida Participacoes e Investimentos SA (a)(b)	341,130	267,153
Hypera SA	19,859	127,185
Localiza Rent a Car SA	76,034	830,567
LOG Commercial Properties e Participacoes SA	18,100	74,930
Lojas Renner SA	99,002	320,721
MercadoLibre, Inc. (a)	292	499,849
Multiplan Empreendimentos Imobiliarios SA	2,700	15,183
PagSeguro Digital Ltd. (a)	94,680	1,218,532
Prio SA	51,400	455,757
Raia Drogasil SA	179,008	914,117
Rede D'Oregon Sao Luiz SA (b)	4,700	25,756
Rumo SA	170,600	794,049
StoneCo Ltd. Class A (a)	42,136	724,318
Suzano Papel e Celulose SA	51,200	533,454
Transmissora Alianca de Energia Eletrica SA	31,900	237,524
Vale SA sponsored ADR	99,868	1,367,193
XP, Inc. Class A	62,635	1,539,568
YDUQS Participacoes SA	49,925	194,283
TOTAL BRAZIL		11,359,470
Canada - 0.5%
Barrick Gold Corp.	72,000	1,123,200
Chile - 0.9%
Antofagasta PLC	44,858	986,322
Banco de Chile	7,720,800	865,663
TOTAL CHILE		1,851,985
China - 16.0%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	8,500	134,937
Airtac International Group	17,000	509,592
Alibaba Group Holding Ltd.	366,788	3,289,714
Alibaba Group Holding Ltd. sponsored ADR	2,313	166,929
Anta Sports Products Ltd.	38,550	325,380
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	9,395	72,863
Baidu, Inc. Class A (a)	13,709	177,493
BeiGene Ltd. ADR (a)	802	118,880
Beijing Enlight Media Co. Ltd. (A Shares)	102,900	106,191
Bilibili, Inc. ADR (a)(c)	7,671	69,576
BYD Co. Ltd. (H Shares)	24,305	544,193
C&S Paper Co. Ltd. (A Shares)	161,400	186,196
China Communications Services Corp. Ltd. (H Shares)	582,000	239,649
China Construction Bank Corp. (H Shares)	3,517,000	2,088,618
China Gas Holdings Ltd.	242,544	221,133
China Jushi Co. Ltd. (A Shares)	348,800	446,792
China Life Insurance Co. Ltd. (H Shares)	662,000	763,182
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	27,100	33,229
China Overseas Land and Investment Ltd.	90,040	136,212
China Petroleum & Chemical Corp. (H Shares)	1,292,000	672,103
China Resources Beer Holdings Co. Ltd.	100,666	364,043
China Resources Land Ltd.	80,510	244,433
China Tower Corp. Ltd. (H Shares) (b)	816,333	90,810
Daqin Railway Co. Ltd. (A Shares)	699,000	722,648
ENN Energy Holdings Ltd.	50,700	377,403
ESR Group Ltd. (b)	32,200	41,160
Foxconn Industrial Internet Co. Ltd. (A Shares)	78,800	146,085
Fuyao Glass Industries Group Co. Ltd. (A Shares)	33,700	179,164
Guangdong Investment Ltd.	310,000	180,224
Haier Smart Home Co. Ltd.	255,000	720,544
Haier Smart Home Co. Ltd. (A Shares)	12,560	39,192
Haitian International Holdings Ltd.	132,000	293,820
Innovent Biologics, Inc. (a)(b)	42,082	169,545
JD.com, Inc.:
Class A	51,829	584,431
sponsored ADR	5,800	130,790
Kanzhun Ltd. ADR	8,639	120,168
KE Holdings, Inc. ADR	13,867	196,495
Kunlun Energy Co. Ltd.	378,040	338,685
Kweichow Moutai Co. Ltd. (A Shares)	3,800	851,948
Lenovo Group Ltd.	514,420	538,634
Li Auto, Inc.:
ADR (a)	19,794	547,898
Class A (a)	6,392	88,356
Li Ning Co. Ltd.	137,029	292,738
Medlive Technology Co. Ltd. (b)	74,611	58,791
Meituan Class B (a)(b)	109,836	883,436
NetEase, Inc. ADR	5,147	502,553
New Oriental Education & Technology Group, Inc. (a)	7,793	60,148
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	9,750	747,435
PDD Holdings, Inc. ADR (a)	22,465	2,850,135
Ping An Insurance Group Co. of China Ltd. (H Shares)	374,000	1,572,125
Proya Cosmetics Co. Ltd. (A Shares)	37,056	426,112
Shangri-La Asia Ltd. (a)	46,000	28,585
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	7,890	295,867
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (H Shares)	500	5,123
Sinopec Engineering Group Co. Ltd. (H Shares)	299,000	149,968
Sinopharm Group Co. Ltd. (H Shares)	59,964	157,674
Sinotruk Hong Kong Ltd.	126,500	287,306
Sunny Optical Technology Group Co. Ltd.	36,090	221,823
Tencent Holdings Ltd.	148,815	5,165,565
Tongdao Liepin Group (a)	45,298	22,459
TravelSky Technology Ltd. (H Shares)	175,000	176,022
Trip.com Group Ltd. ADR (a)	23,779	869,360
Tsingtao Brewery Co. Ltd. (H Shares)	62,000	353,817
Uni-President China Holdings Ltd.	273,600	153,687
WuXi AppTec Co. Ltd. (H Shares) (b)	6,029	41,715
Wuxi Biologics (Cayman), Inc. (a)(b)	63,250	166,445
Xinyi Solar Holdings Ltd.	280,974	129,007
XPeng, Inc.:
ADR (a)(c)	13,359	111,280
Class A (a)	8,200	34,150
Zai Lab Ltd. (a)	58,570	124,447
ZTO Express, Inc. sponsored ADR	41,722	682,572
TOTAL CHINA		33,839,683
Greece - 0.7%
Alpha Bank SA (a)	494,600	881,948
Piraeus Financial Holdings SA (a)	160,000	648,420
TOTAL GREECE		1,530,368
Hong Kong - 0.7%
ASMPT Ltd.	33,993	328,045
Huanxi Media Group Ltd. (a)	761,081	60,489
Kerry Properties Ltd.	38,000	60,343
Prudential PLC	92,556	950,788
TOTAL HONG KONG		1,399,665
Hungary - 0.1%
Richter Gedeon PLC	10,288	277,721
India - 14.0%
Apollo Hospitals Enterprise Ltd.	5,276	403,250
Bajaj Auto Ltd.	6,465	597,386
Bajaj Finance Ltd.	16,564	1,370,436
Bharat Electronics Ltd.	370,400	829,252
Bharti Airtel Ltd.	118,103	1,665,305
Biocon Ltd.	1,699	5,494
Coal India Ltd.	148,200	725,328
Divi's Laboratories Ltd.	200	8,837
Embassy Office Parks (REIT)	22,400	96,882
Gland Pharma Ltd. (a)(b)	300	7,065
HCL Technologies Ltd.	10,061	190,732
HDFC Bank Ltd.	200,496	3,524,375
HDFC Standard Life Insurance Co. Ltd. (b)	142,400	988,367
Hero Motocorp Ltd.	11,282	627,812
Hindustan Aeronautics Ltd.	17,700	640,240
ICICI Bank Ltd.	93,300	1,155,035
Indraprastha Gas Ltd.	63,793	330,800
Infosys Ltd.	6,629	132,100
Infosys Ltd. sponsored ADR	98,480	1,955,813
ITC Ltd.	163,013	866,217
JK Cement Ltd.	20,474	1,074,125
Larsen & Toubro Ltd.	30,958	1,295,506
Ltimindtree Ltd. (b)	5,497	359,891
Mahanagar Gas Ltd.	21,625	385,772
Mahindra & Mahindra Ltd.	5,814	115,562
MakeMyTrip Ltd. (a)	11,356	629,009
Mankind Pharma Ltd.	11,301	270,918
Max Healthcare Institute Ltd.	22,721	213,580
NTPC Ltd.	177,938	680,969
Persistent Systems Ltd.	3,487	349,811
Petronet LNG Ltd.	71,206	230,733
Power Grid Corp. of India Ltd.	216,116	674,714
Reliance Industries Ltd.	87,813	3,015,648
Shree Cement Ltd.	1,651	567,188
Sona Blw Precision Forgings Ltd. (b)	6,167	45,882
SRF Ltd.	9,300	260,011
Star Health & Allied Insurance Co. Ltd. (a)	93,700	653,809
Syngene International Ltd. (b)	1,000	9,037
Tata Motors Ltd.	24,765	263,456
Tata Steel Ltd.	526,100	861,118
Torrent Pharmaceuticals Ltd.	6,062	184,657
Zomato Ltd. (a)	875,623	1,470,533
TOTAL INDIA		29,732,655
Indonesia - 1.9%
First Resources Ltd.	381,300	419,653
PT Bank Central Asia Tbk	2,492,700	1,508,149
PT Bank Rakyat Indonesia (Persero) Tbk	4,461,679	1,607,255
PT Sumber Alfaria Trijaya Tbk	2,197,900	368,883
PT Telkom Indonesia Persero Tbk	712,000	178,589
TOTAL INDONESIA		4,082,529
Kazakhstan - 0.1%
Kaspi.KZ JSC ADR	2,100	192,045
Korea (South) - 6.8%
AMOREPACIFIC Corp.	6,800	599,834
Celltrion, Inc.	1,576	211,487
Coway Co. Ltd.	8,250	342,212
Delivery Hero AG (a)(b)	5,468	124,065
HLB, Inc.	1,630	82,216
Hyundai Motor Co. Ltd.	857	124,652
Jeisys Medical, Inc. (a)	1,639	10,445
Kakao Corp.	7,884	308,314
Kakao Pay Corp. (a)	3,129	110,431
Kia Corp.	14,773	1,134,743
LG Corp.	7,920	486,322
LS Electric Co. Ltd.	2,970	156,149
NAVER Corp.	6,609	985,560
POSCO	254	80,590
Samsung Biologics Co. Ltd. (a)(b)	804	506,102
Samsung Electronics Co. Ltd.	127,754	6,941,827
Samsung SDS Co. Ltd.	207	23,540
SK Hynix, Inc.	22,300	2,233,162
TOTAL KOREA (SOUTH)		14,461,651
Mauritius - 0.0%
Jumo World Holding Ltd. (d)(e)	30,055	49,891
Jumo World Ltd. (a)(e)	30	0
TOTAL MAURITIUS		49,891
Mexico - 1.6%
CEMEX S.A.B. de CV sponsored ADR (a)	81,300	673,164
Corporacion Inmobiliaria Vesta S.A.B. de CV	20,155	76,643
Fibra Uno Administracion SA de CV	63,800	108,462
Gruma S.A.B. de CV Series B	1,500	28,080
Grupo Financiero Banorte S.A.B. de CV Series O	162,521	1,653,018
Wal-Mart de Mexico SA de CV Series V	205,700	849,858
TOTAL MEXICO		3,389,225
Netherlands - 0.0%
CTP BV (b)	5,352	91,617
Panama - 0.2%
Copa Holdings SA Class A	5,413	519,973
Peru - 0.4%
Credicorp Ltd. (United States)	5,279	783,562
Philippines - 0.3%
Ayala Land, Inc.	282,800	170,837
SM Investments Corp.	18,000	287,263
SM Prime Holdings, Inc.	127,700	77,652
TOTAL PHILIPPINES		535,752
Poland - 0.3%
CD Projekt RED SA	7,862	205,673
Dino Polska SA (a)(b)	3,300	357,596
TOTAL POLAND		563,269
Romania - 0.0%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	3,200	86,742
Russia - 0.9%
Fix Price Group Ltd. GDR (Reg. S) (a)(e)	68,238	25,202
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	155,600	35,545
LSR Group OJSC (a)(e)	755	785
LUKOIL PJSC sponsored ADR (a)(e)	35,200	9,958
Novatek PJSC GDR (Reg. S) (a)(e)	9,100	509,600
Sberbank of Russia (a)(e)	30	0
Sberbank of Russia sponsored ADR (a)(e)	324,104	5,769
Severstal PAO GDR (Reg. S) (a)(e)	83,700	1,976
X5 Retail Group NV GDR (Reg. S) (a)(e)	19,400	271,600
Yandex NV Series A (a)(e)	88,218	1,129,190
TOTAL RUSSIA		1,989,625
Saudi Arabia - 2.5%
Al Rajhi Bank	62,214	1,393,556
Alinma Bank	99,000	1,094,251
Bupa Arabia for Cooperative Insurance Co.	15,675	863,565
Saudi Arabian Oil Co. (b)	26,200	213,786
The Saudi National Bank	159,467	1,726,450
TOTAL SAUDI ARABIA		5,291,608
Singapore - 0.8%
Sea Ltd. ADR (a)	41,422	1,579,835
South Africa - 2.2%
Capitec Bank Holdings Ltd.	12,350	1,317,949
Discovery Ltd.	104,700	774,688
Gold Fields Ltd.	7,300	107,713
Impala Platinum Holdings Ltd.	131,900	511,990
Naspers Ltd. Class N	6,442	1,079,455
Pick 'n Pay Stores Ltd.	165,400	206,722
Shoprite Holdings Ltd.	44,800	649,633
TOTAL SOUTH AFRICA		4,648,150
Taiwan - 9.5%
Accton Technology Corp.	8,796	148,002
Alchip Technologies Ltd.	8,839	1,096,617
Alchip Technologies Ltd. GDR (Reg. S) (b)	400	49,851
ASE Technology Holding Co. Ltd.	29,471	127,452
Asia Vital Components Co. Ltd.	27,239	370,019
ASUSTeK Computer, Inc.	5,000	71,011
AURAS Technology Co. Ltd.	12,000	144,532
BizLink Holding, Inc.	38,027	279,910
Chailease Holding Co. Ltd.	218,626	1,210,461
Chroma ATE, Inc.	3,698	23,640
eMemory Technology, Inc.	5,946	530,431
Formosa Plastics Corp.	188,000	432,123
Gigabyte Technology Co. Ltd.	16,000	158,362
Global Unichip Corp.	4,280	210,178
Inventec Corp.	184,723	324,500
King Yuan Electronics Co. Ltd.	127,338	340,218
M31 Technology Corp.	2,512	140,723
Quanta Computer, Inc.	45,000	355,890
Taiwan Semiconductor Manufacturing Co. Ltd.	639,380	12,802,066
Uni-President Enterprises Corp.	268,000	619,446
Unimicron Technology Corp.	29,787	167,148
Wistron Corp.	41,000	150,146
Wiwynn Corp.	5,043	355,610
TOTAL TAIWAN		20,108,336
Tanzania - 0.0%
Helios Towers PLC (a)	54,000	54,131
Thailand - 0.4%
Carabao Group PCL (For. Reg.)	90,200	190,827
PTT Global Chemical PCL (For. Reg.)	541,700	509,022
Supalai PCL (For. Reg.)	101,400	56,064
TOTAL THAILAND		755,913
United Arab Emirates - 0.1%
Emaar Properties PJSC	71,600	144,839
United States of America - 1.3%
FirstCash Holdings, Inc.	8,901	1,021,568
Globant SA (a)	1,289	303,959
Legend Biotech Corp. ADR (a)	3,727	205,209
Parade Technologies Ltd.	8,474	300,696
Tenaris SA sponsored ADR	11,300	359,453
Titan Cement International Trading SA	25,800	659,411
TOTAL UNITED STATES OF AMERICA		2,850,296
TOTAL COMMON STOCKS (Cost $130,128,017)		143,293,736

Preferred Stocks - 2.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	11,962	70,935
India - 0.2%
Meesho Series F (a)(d)(e)	7,108	362,224
TOTAL CONVERTIBLE PREFERRED STOCKS		433,159
Nonconvertible Preferred Stocks - 2.0%
Brazil - 1.3%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	42,500	219,689
Metalurgica Gerdau SA (PN)	338,270	676,622
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	63,506	1,041,498
sponsored ADR	53,300	909,831
		2,847,640
Korea (South) - 0.6%
Hyundai Motor Co. Ltd. Series 2	6,527	576,742
Samsung Electronics Co. Ltd.	15,657	685,093
		1,261,835
United States of America - 0.1%
Gupshup, Inc. (a)(d)(e)	8,409	107,635
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,217,110
TOTAL PREFERRED STOCKS (Cost $3,518,042)		4,650,269

Corporate Bonds - 9.6%
	Principal Amount (f)	Value ($)
Convertible Bonds - 0.3%
Brazil - 0.3%
Creditas Financial Solutions Ltd. 5% 7/28/27 (d)(e)	506,964	537,788
Nonconvertible Bonds - 9.3%
Azerbaijan - 0.2%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	395,000	399,444
Brazil - 0.5%
Braskem Netherlands BV 7.25% 2/13/33 (b)	170,000	150,450
Embraer Netherlands Finance BV:
5.4% 2/1/27	55,000	54,450
7% 7/28/30 (b)	240,000	251,340
MARB BondCo PLC 3.95% 1/29/31 (b)	145,000	115,130
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	366,039	281,740
Samarco Mineracao SA 9.0494% 6/30/31 pay-in-kind (b)(g)	120,000	99,660
		952,770
Burkina Faso - 0.1%
Endeavour Mining PLC 5% 10/14/26 (b)	285,000	261,488
Chile - 0.6%
Antofagasta PLC 2.375% 10/14/30 (b)	250,000	205,469
Corporacion Nacional del Cobre de Chile (Codelco):
4.5% 8/1/47 (b)	250,000	196,125
5.95% 1/8/34 (b)	200,000	199,540
6.3% 9/8/53 (b)	200,000	196,198
Sable International Finance Ltd. 5.75% 9/7/27 (b)	200,000	192,000
VTR Comunicaciones SpA 5.125% 1/15/28 (b)	400,000	232,000
		1,221,332
China - 0.4%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e)	585,256	586,017
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	195,000	183,694
Prosus NV 3.832% 2/8/51 (b)	225,000	138,375
		908,086
Colombia - 0.4%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	200,000	155,500
Gcm Mining Corp. 6.875% 8/9/26 (b)	200,000	174,000
GeoPark Ltd. 5.5% 1/17/27 (b)	300,000	266,063
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	234,500	229,810
		825,373
Egypt - 0.1%
Energean PLC 6.5% 4/30/27 (b)	160,000	143,450
Ghana - 0.4%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	400,000	384,500
Tullow Oil PLC:
7% 3/1/25 (b)	200,000	189,125
10.25% 5/15/26 (b)	411,000	375,680
		949,305
Guatemala - 0.2%
CT Trust 5.125% 2/3/32 (b)	240,000	208,800
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	260,000	246,085
		454,885
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)	200,000	202,250
India - 0.1%
CA Magnum Holdings 5.375% 10/31/26 (b)	200,000	186,750
Indonesia - 0.7%
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	335,000	322,438
PT Freeport Indonesia 6.2% 4/14/52 (b)	200,000	193,100
PT Hutama Karya Persero 3.75% 5/11/30 (b)	300,000	277,594
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)	415,000	412,452
PT Pertamina Persero 4.175% 1/21/50 (b)	450,000	353,300
		1,558,884
Israel - 0.1%
Energean Israel Finance Ltd. 8.5% 9/30/33 (Reg. S) (b)	250,000	234,195
Kazakhstan - 0.2%
KazMunaiGaz National Co. 3.5% 4/14/33 (b)	200,000	163,400
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	350,000	287,000
		450,400
Malaysia - 0.4%
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	500,000	343,960
3.5% 4/21/30 (b)	450,000	418,824
		762,784
Mexico - 1.3%
Bimbo Bakeries U.S.A., Inc. 6.4% 1/15/34 (b)	200,000	218,778
Braskem Idesa SAPI:
6.99% 2/20/32 (b)	160,000	104,250
7.45% 11/15/29 (b)	135,000	93,278
Comision Federal de Electricidad 3.348% 2/9/31 (b)	250,000	206,563
Petroleos Mexicanos:
5.35% 2/12/28	320,000	279,574
6.5% 6/2/41	170,000	113,167
6.625% 6/15/35	85,000	63,737
6.7% 2/16/32	415,000	336,752
6.75% 9/21/47	960,000	614,112
6.84% 1/23/30	80,000	68,328
6.95% 1/28/60	225,000	143,663
7.69% 1/23/50	589,000	410,239
		2,652,441
Morocco - 0.1%
OCP SA:
5.125% 6/23/51 (b)	200,000	143,700
6.875% 4/25/44 (b)	85,000	77,881
		221,581
Nigeria - 0.1%
IHS Netherlands Holdco BV 8% 9/18/27 (b)	315,000	288,323
Panama - 0.2%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)	200,000	146,854
Cable Onda SA 4.5% 1/30/30 (b)	330,000	286,688
		433,542
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	250,000	241,172
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)	300,000	215,925
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)	165,000	156,750
		372,675
Qatar - 0.4%
Qatar Petroleum:
2.25% 7/12/31 (b)	305,000	255,819
3.125% 7/12/41 (b)	650,000	482,869
3.3% 7/12/51 (b)	230,000	160,511
		899,199
Saudi Arabia - 0.8%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	420,000	351,750
Greensaif Pipelines Bidco SARL 6.129% 2/23/38 (b)	200,000	203,800
Saudi Arabian Oil Co.:
3.25% 11/24/50 (b)	260,000	172,900
4.25% 4/16/39 (b)	1,080,000	932,715
		1,661,165
South Africa - 0.5%
Eskom Holdings SOC Ltd.:
7.125% 2/11/25 (b)	560,000	556,500
8.45% 8/10/28 (b)	235,000	234,706
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	270,000	168,581
Stillwater Mining Co. 4% 11/16/26 (b)	165,000	145,716
		1,105,503
Ukraine - 0.1%
NAK Naftogaz Ukraine 7.65% (Reg. S) (h)	380,000	290,700
United Arab Emirates - 0.6%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	115,000	92,431
4.696% 4/24/33 (b)	165,000	162,319
4.875% 4/23/30 (b)	50,000	50,188
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)	382,248	327,539
2.625% 3/31/36 (b)	220,000	178,409
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	250,000	245,859
MDGH GMTN RSC Ltd. 5.5% 4/28/33 (b)	200,000	206,750
		1,263,495
Venezuela - 0.4%
Petroleos de Venezuela SA:
6% (b)(h)	3,325,000	353,854
6% (Reg. S) (h)	3,975,000	423,578
		777,432
TOTAL NONCONVERTIBLE BONDS		19,718,624
TOTAL CORPORATE BONDS (Cost $22,966,590)		20,256,412

Government Obligations - 15.4%
		Principal Amount (f)	Value ($)
Angola - 0.4%
Angola Republic:
8.25% 5/9/28 (b)		150,000	135,000
8.75% 4/14/32 (b)		200,000	171,000
9.125% 11/26/49 (b)		225,000	177,469
9.375% 5/8/48 (b)		100,000	80,000
9.5% 11/12/25 (b)		265,000	260,018
TOTAL ANGOLA			823,487
Argentina - 0.4%
Argentine Republic:
0.75% 7/9/30 (i)		410,365	165,993
1% 7/9/29		188,666	75,844
3.625% 7/9/35 (i)		1,537,734	514,372
4.25% 1/9/38 (i)		331,834	127,424
TOTAL ARGENTINA			883,633
Armenia - 0.1%
Republic of Armenia 3.6% 2/2/31 (b)		300,000	241,875
Benin - 0.1%
Republic of Benin 4.875% 1/19/32 (b)	EUR	140,000	122,362
Brazil - 0.4%
Brazilian Federative Republic:
3.875% 6/12/30		375,000	339,563
4.75% 1/14/50		230,000	169,510
6% 10/20/33		295,000	291,165
TOTAL BRAZIL			800,238
Chile - 0.4%
Chilean Republic:
3.5% 1/31/34		280,000	246,680
4% 1/31/52		200,000	159,400
4.34% 3/7/42		200,000	175,700
5.33% 1/5/54		230,000	222,640
TOTAL CHILE			804,420
Colombia - 0.8%
Colombian Republic:
3% 1/30/30		215,000	178,020
3.125% 4/15/31		548,000	437,304
5% 6/15/45		165,000	120,120
5.2% 5/15/49		185,000	136,068
6.125% 1/18/41		200,000	173,500
7.375% 9/18/37		125,000	124,250
7.5% 2/2/34		200,000	204,100
8% 4/20/33		160,000	169,650
Ecopetrol SA 8.375% 1/19/36		75,000	75,765
TOTAL COLOMBIA			1,618,777
Costa Rica - 0.4%
Costa Rican Republic:
6.125% 2/19/31 (b)		315,000	318,150
6.55% 4/3/34 (b)		245,000	250,635
7% 4/4/44 (b)		105,000	106,365
7.3% 11/13/54 (b)		200,000	208,900
TOTAL COSTA RICA			884,050
Dominican Republic - 0.9%
Dominican Republic:
4.5% 1/30/30 (b)		265,000	241,548
4.875% 9/23/32 (b)		445,000	397,163
5.3% 1/21/41 (b)		200,000	168,200
5.875% 1/30/60 (b)		450,000	381,375
6% 2/22/33 (b)		225,000	217,103
6.5% 2/15/48 (b)		200,000	188,800
6.85% 1/27/45 (b)		175,000	171,063
7.05% 2/3/31 (b)		150,000	155,850
TOTAL DOMINICAN REPUBLIC			1,921,102
Ecuador - 0.3%
Ecuador Republic:
2.5% 7/31/40 (b)(i)		250,000	91,500
3.5% 7/31/35 (b)(i)		705,256	285,981
6% 7/31/30 (b)(i)		390,630	205,051
TOTAL ECUADOR			582,532
Egypt - 0.5%
Arab Republic of Egypt:
7.5% 1/31/27 (b)		200,000	163,600
7.903% 2/21/48 (b)		865,000	513,594
8.5% 1/31/47 (b)		710,000	433,100
TOTAL EGYPT			1,110,294
El Salvador - 0.1%
El Salvador Republic 7.1246% 1/20/50 (b)		335,000	238,688
Gabon - 0.1%
Gabonese Republic 7% 11/24/31 (b)		390,000	317,850
Ghana - 0.2%
Ghana Republic:
8.125% (b)(h)		200,000	95,000
8.627% (b)(h)		215,000	92,988
10.75% 10/14/30 (b)		475,000	306,375
TOTAL GHANA			494,363
Guatemala - 0.1%
Guatemalan Republic 6.125% 6/1/50 (b)		350,000	318,264
Hungary - 0.3%
Hungarian Republic:
2.125% 9/22/31 (b)		300,000	238,500
5.5% 6/16/34 (b)		95,000	94,050
6.75% 9/25/52 (b)		200,000	214,250
7.625% 3/29/41		125,000	143,781
TOTAL HUNGARY			690,581
Indonesia - 0.4%
Indonesian Republic:
3.35% 3/12/71		220,000	146,599
3.5% 2/14/50		380,000	285,042
4.2% 10/15/50		300,000	254,283
8.5% 10/12/35 (b)		150,000	193,517
TOTAL INDONESIA			879,441
Ivory Coast - 0.2%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	255,000	248,468
6.375% 3/3/28 (b)		260,000	253,175
TOTAL IVORY COAST			501,643
Jordan - 0.1%
Jordanian Kingdom 7.375% 10/10/47 (b)		280,000	238,000
Kenya - 0.2%
Republic of Kenya 6.3% 1/23/34 (b)		480,000	372,600
Lebanon - 0.1%
Lebanese Republic 6.375% (h)		4,090,000	225,768
Mexico - 0.5%
United Mexican States:
4.35% 1/15/47		255,000	200,558
4.75% 3/8/44		150,000	125,475
6% 5/7/36		250,000	253,250
6.338% 5/4/53		200,000	198,800
6.35% 2/9/35		220,000	228,822
TOTAL MEXICO			1,006,905
Mongolia - 0.1%
Mongolia Government 7.875% 6/5/29 (b)		200,000	205,272
Nigeria - 0.5%
Republic of Nigeria:
6.125% 9/28/28 (b)		325,000	282,344
6.5% 11/28/27 (b)		230,000	208,265
7.143% 2/23/30 (b)		275,000	239,938
8.25% 9/28/51 (b)		200,000	159,000
8.375% 3/24/29 (b)		190,000	177,888
TOTAL NIGERIA			1,067,435
Oman - 0.7%
Sultanate of Oman:
5.625% 1/17/28 (b)		220,000	222,558
6% 8/1/29 (b)		285,000	291,056
6.25% 1/25/31 (b)		300,000	310,215
6.5% 3/8/47 (b)		650,000	640,169
7% 1/25/51 (b)		115,000	118,439
TOTAL OMAN			1,582,437
Pakistan - 0.3%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		245,000	189,122
6.875% 12/5/27 (b)		560,000	401,862
TOTAL PAKISTAN			590,984
Panama - 0.5%
Panamanian Republic:
2.252% 9/29/32		485,000	343,138
3.298% 1/19/33		190,000	145,825
4.5% 5/15/47		205,000	138,170
6.4% 2/14/35		250,000	235,250
6.853% 3/28/54		200,000	178,000
TOTAL PANAMA			1,040,383
Paraguay - 0.2%
Republic of Paraguay:
2.739% 1/29/33 (b)		215,000	173,290
5.4% 3/30/50 (b)		215,000	185,115
5.6% 3/13/48 (b)		65,000	57,883
TOTAL PARAGUAY			416,288
Peru - 0.3%
Peruvian Republic:
2.783% 1/23/31		210,000	181,335
3% 1/15/34		260,000	216,554
3.3% 3/11/41		310,000	234,205
TOTAL PERU			632,094
Philippines - 0.3%
Philippine Republic:
2.65% 12/10/45		230,000	153,249
2.95% 5/5/45		320,000	226,035
5.95% 10/13/47		225,000	241,619
TOTAL PHILIPPINES			620,903
Poland - 0.2%
Bank Gospodarstwa Krajowego 6.25% 10/31/28 (b)		200,000	210,000
Polish Government 5.5% 4/4/53		170,000	171,845
TOTAL POLAND			381,845
Qatar - 0.6%
State of Qatar:
4.4% 4/16/50 (b)		425,000	371,153
4.625% 6/2/46 (b)		225,000	206,438
4.817% 3/14/49 (b)		855,000	796,219
TOTAL QATAR			1,373,810
Romania - 0.4%
Romanian Republic:
2% 4/14/33 (Reg. S)	EUR	60,000	49,108
3.375% 1/28/50 (Reg. S)	EUR	100,000	73,758
3.624% 5/26/30 (b)	EUR	135,000	134,916
3.625% 3/27/32 (b)		84,000	72,450
6.125% 1/22/44 (b)		400,000	392,120
7.125% 1/17/33 (b)		35,000	37,716
TOTAL ROMANIA			760,068
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		470,000	374,384
Saudi Arabia - 0.2%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		245,000	197,838
3.45% 2/2/61 (b)		370,000	242,350
TOTAL SAUDI ARABIA			440,188
Senegal - 0.1%
Republic of Senegal 6.75% 3/13/48 (b)		200,000	149,000
Serbia - 0.2%
Republic of Serbia:
2.125% 12/1/30 (b)		295,000	235,263
6.25% 5/26/28 (b)		105,000	107,244
6.5% 9/26/33 (b)		55,000	56,181
TOTAL SERBIA			398,688
South Africa - 0.3%
South African Republic:
5% 10/12/46		155,000	107,338
5.65% 9/27/47		325,000	242,344
5.75% 9/30/49		295,000	218,610
TOTAL SOUTH AFRICA			568,292
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(h)		360,000	182,740
6.85% (b)(h)		345,000	179,869
7.55% (b)(h)		150,000	75,392
7.85% (b)(h)		210,000	105,601
TOTAL SRI LANKA			543,602
TAJIKISTAN - 0.1%
Tajikistan Republic 7.125% 9/14/27 (b)		260,000	227,240
Turkey - 0.9%
Export Credit Bank of Turkey 9% 1/28/27 (b)		200,000	207,500
Turkish Republic:
4.875% 10/9/26		520,000	496,340
4.875% 4/16/43		455,000	307,125
5.75% 5/11/47		405,000	295,832
6.625% 2/17/45		15,000	12,394
9.375% 3/14/29		495,000	532,125
26.2% 10/5/33	TRY	3,765,000	123,949
TOTAL TURKEY			1,975,265
Ukraine - 0.3%
Ukraine Government:
6.876% 5/21/31 (b)		200,000	43,500
7.253% 3/15/35 (b)		380,000	85,975
7.75% 9/1/25 (b)		280,000	76,580
7.75% 9/1/26 (b)		830,000	215,593
7.75% 9/1/27 (b)		120,000	30,240
7.75% 9/1/28 (b)		560,000	140,000
7.75% 9/1/29 (b)		125,000	31,000
7.75% 8/1/41 (b)(g)		250,000	113,988
TOTAL UKRAINE			736,876
United Arab Emirates - 0.3%
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		210,000	146,213
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		225,000	163,969
5.25% 1/30/43 (Reg. S)		295,000	276,931
TOTAL UNITED ARAB EMIRATES			587,113
United States of America - 0.7%
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.32% 2/29/24 to 4/11/24 (j)		980,000	970,362
U.S. Treasury Bonds:
2.875% 5/15/52 (j)		333,000	257,256
3.625% 2/15/53		399,000	358,227
TOTAL UNITED STATES OF AMERICA			1,585,845
Uruguay - 0.2%
Uruguay Republic 5.1% 6/18/50		430,000	418,347
Uzbekistan - 0.1%
Republic of Uzbekistan 3.9% 10/19/31 (b)		240,000	194,400
Venezuela - 0.3%
Venezuelan Republic 9.25% (h)		3,625,000	642,015
Zambia - 0.1%
Republic of Zambia:
8.5% (b)(h)		50,000	31,500
8.97% (b)(h)		170,000	106,038
TOTAL ZAMBIA			137,538
TOTAL GOVERNMENT OBLIGATIONS (Cost $38,343,070)			32,727,185

Preferred Securities - 0.4%
	Principal Amount (f)	Value ($)
Mexico - 0.2%
Banco Mercantil del Norte SA:
6.75% (b)(g)(k)	170,000	167,926
7.625% (b)(g)(k)	125,000	119,688
CEMEX S.A.B. de CV 5.125% (b)(g)(k)	200,000	189,800
TOTAL MEXICO		477,414
United Arab Emirates - 0.2%
DP World Salaam 6% (Reg. S) (g)(k)	350,000	347,025
TOTAL PREFERRED SECURITIES (Cost $887,138)		824,439

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l)	9,206,883	9,208,724
Fidelity Securities Lending Cash Central Fund 5.39% (l)(m)	49,070	49,075
TOTAL MONEY MARKET FUNDS (Cost $9,257,502)		9,257,799

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $205,100,359)	211,009,840
NET OTHER ASSETS (LIABILITIES) - 0.4%	766,912
NET ASSETS - 100.0%	211,776,752

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	90	Mar 2024	4,413,600	(105,805)	(105,805)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	8	Mar 2024	898,625	25,111	25,111

TOTAL FUTURES CONTRACTS					(80,694)
The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Currency Abbreviations
EUR	-	European Monetary Unit
TRY	-	Turkish Lira

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,929,138 or 18.9% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,714,490 or 0.8% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Non-income producing - Security is in default.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $196,886.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	585,256

Creditas Financial Solutions Ltd. 5% 7/28/27	1/28/22 - 7/28/23	506,964

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	169,898

Gupshup, Inc.	6/08/21	192,273

Jumo World Holding Ltd.	9/06/23	30,055

Meesho Series F	9/21/21	544,986

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,632,253	59,025,108	52,448,637	63,727	-	-	9,208,724	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	255,433	1,063,475	1,269,833	629	-	-	49,075	0.0%
Total	2,887,686	60,088,583	53,718,470	64,356	-	-	9,257,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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